INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories consisted of the following as of:

	June 30,	December 31,
	2026	2025
Processed and unprocessed scrap metal	$3,193,480	$2,240,943
Finished products	-	-
Inventories	$3,193,480	$2,240,943

NOTE 5 – INVENTORIES

Inventories consisted of the following as of:

	December 31,	December 31,
	2025	2024
Processed and unprocessed scrap metal	$2,240,943	$2,889,682
Finished products	-	-
Inventories	$2,240,943	$2,889,682